INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Goodwill [Roll Forward]
Goodwill, net, beginning balance	$ 126,563	$ 126,487
Foreign currency translation	(415)	76
Goodwill, net, ending balance	$ 126,148	$ 126,563